Debt Obligations Schedule of Debt Allocation (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, by Type Alternative [Abstract]
Fixed-rate debt	$ 1,588,415	$ 1,608,217	$ 615,721
Variable-rate debt	259,568	209,569	444,969
Total	1,847,983	1,817,786	1,060,690
Unsecured debt	1,252,258	1,202,476	831,969
Secured debt	$ 595,725	$ 615,310	$ 228,721